Compensation of Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party [Abstract]
Salaries, incentives and short-term benefits	$ 2,615	$ 3,237
Share-based compensation	898	1,775
Key management personnel compensation	$ 3,513	$ 5,012